Provisions - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($) Years	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Disclosure of provision matrix [line items]
Decommissioning liability, inflation factor rate	2.00%	2.00%
Decommissioning liability, credit-adjusted rate	6.50%	6.50%
Decommissioning liability, expected useful life | Years	50
Decommissioning liability	$ 129	$ 147	$ 182
Office lease provision, credit-adjusted discount rate	6.50%	6.50%
Decommissioning liability on undiscounted uninflated basis [member]
Disclosure of provision matrix [line items]
Decommissioning liability	$ 800	$ 900